UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 18.6%
	ENERGY – 16.9%
$7,050,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$7,243,875
3,300,000	CONSOL Energy, Inc. 5.875%, 4/15/2022[1]	3,300,000
	Kinder Morgan, Inc.
700,000	7.800%, 8/1/2031	901,089
1,375,000	7.750%, 1/15/2032	1,769,658
5,825,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	6,240,031
8,950,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	11,120,375
4,097,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 4/1/2019[1,3]	4,158,455
4,300,000	ONEOK, Inc. 7.500%, 9/1/2023[1]	5,167,310
8,275,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1,2]	8,192,250
3,900,000	QEP Resources, Inc. 6.875%, 3/1/2021	4,046,250
1,125,000	Rice Energy, Inc. 6.250%, 5/1/2022[1]	1,170,000
	Rose Rock Midstream LP / Rose Rock Finance Corp.
1,450,000	5.625%, 7/15/2022[1]	1,424,625
3,885,000	5.625%, 11/15/2023[1]	3,749,025
3,075,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	3,328,688
2,375,000	Williams Cos., Inc. 8.750%, 3/15/2032	3,040,000
		64,851,631
	UTILITIES – 1.7%
5,950,000	NRG Energy, Inc. 7.250%, 5/15/2026[1]	6,381,375

	TOTAL CORPORATE BONDS (Cost $67,704,280)	71,233,006

Number of Shares

	COMMON STOCKS – 53.0%
	ENERGY – 49.6%
1,101,688	Enbridge Energy Management LLC	15,875,329
406,765	Enbridge, Inc.[3]	16,266,532
1,336,717	EnLink Midstream LLC	22,791,025
178,115	EQT Corp.	11,103,689
877,060	Kinder Morgan, Inc.	16,953,570

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
153,633	NextEra Energy Partners LP	$6,369,624
384,506	ONEOK, Inc.	20,824,845
457,536	Pattern Energy Group, Inc. - Class A	11,493,304
350,385	Plains GP Holdings LP - Class A	7,876,655
767,506	Tallgrass Energy GP LP - Class A	20,630,561
441,561	Targa Resources Corp.	19,680,374
686,141	Williams Cos., Inc.	20,398,972
		190,264,480
	INDUSTRIAL – 0.9%
1,475,227	Teekay Offshore Partners LP3	3,407,774

	UTILITIES – 2.5%
520,797	NRG Yield, Inc. - Class C	9,634,745

	TOTAL COMMON STOCKS (Cost $234,706,944)	203,306,999

	MASTER LIMITED PARTNERSHIPS – 21.3%
	ENERGY – 20.9%
230,834	Buckeye Partners LP	13,201,396
601,498	DCP Midstream LP	19,314,101
584,619	Enable Midstream Partners LP	8,704,977
800,176	Energy Transfer Partners LP	15,211,336
530,569	MPLX LP	18,209,128
106,103	TC PipeLines LP	5,583,140
		80,224,078
	INDUSTRIAL – 0.4%
136,274	USD Partners LP	1,546,710

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $81,192,184)	81,770,788

	PREFERRED STOCKS – 3.9%
	ENERGY – 3.9%
398,835	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	14,774,843

	TOTAL PREFERRED STOCKS (Cost $12,001,518)	14,774,843

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	Energy Select Sector SPDR Fund
	Exercise Price: $61, Notional Amount: $24,217,000,
3,970	Expiration Date: September 15, 2017	$123,070
	SPDR S&P 500 ETF Trust
1,250	Exercise Price: $220.00, Notional Amount: $27,500,000, Expiration Date: September 15, 2017	6,250
1,250	Exercise Price: $220.00, Notional Amount: $27,500,000, Expiration Date: October 20, 2017	45,000
820	Exercise Price: $231.00, Notional Amount: $18,942,000, Expiration Date: September 15, 2017	9,840

	TOTAL PUT OPTIONS (Cost $993,445)	184,160

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $993,445)	184,160

Number of Shares

	SHORT-TERM INVESTMENTS – 3.4%
12,860,237	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.87%	12,860,237

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,860,237)	12,860,237

	TOTAL INVESTMENTS – 100.2% (Cost $409,458,608)	384,130,033
	Liabilities in Excess of Other Assets – (0.2)%	(801,045)

	TOTAL NET ASSETS – 100.0%	$383,328,988

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.7)%
	CALL OPTIONS – (0.7)%
	Enbridge, Inc.
	Exercise Price: $43, Notional Amount: $(8,831,500),
(2,078)	Expiration Date: January 19, 2018	$(135,070)
	EQT Corp.
	Exercise Price: $75, Notional Amount: $(12,352,500),
(1,647)	Expiration Date: January 19, 2018	(164,700)
	Kinder Morgan, Inc.
	Exercise Price: $21, Notional Amount: $(18,417,000),
(8,770)	Expiration Date: January 19, 2018	(350,800)
	ONEOK, Inc.
	Exercise Price: $60, Notional Amount: $(23,070,000),
(3,845)	Expiration Date: January 19, 2018	(403,725)

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Plains GP Holdings LP - Class A
	Exercise Price: $22, Notional Amount: $(7,706,600),
(3,503)	Expiration Date: November 17, 2017	$(472,905)
	Targa Resources Corp.
	Exercise Price: $48, Notional Amount: $(21,192,000),
(4,415)	Expiration Date: January 19, 2018	(640,175)
	Teekay Offshore Partners LP
	Exercise Price: $3, Notional Amount: $(3,387,000),
(11,290)	Expiration Date: November 17, 2017	(112,900)
	Williams Cos., Inc.
	Exercise Price: $32, Notional Amount: $(21,955,200),
(6,861)	Expiration Date: January 19, 2018	(411,660)

	TOTAL CALL OPTIONS (Proceeds $2,358,186)	(2,691,935)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $2,358,186)	$(2,691,935)

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $32,796,531.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is current income and long-term capital appreciation. The Fund commenced investment operations on September 9, 2010.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 3 – Federal Income Taxes
At August 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$402,949,359

Gross unrealized appreciation	$38,368,679
Gross unrealized depreciation	(57,188,005)

Net unrealized depreciation on investments	$(18,819,326)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Corporate Bonds
Energy	$-	$64,851,631	$-	$64,851,631
Utilities	-	6,381,375	-	6,381,375
Common Stocks
Energy	190,264,480	-	-	190,264,480
Industrial	3,407,774	-	-	3,407,774
Utilities	9,634,745	-	-	9,634,745
Master Limited Partnerships
Energy	80,224,078	-	-	80,224,078
Industrial	1,546,710	-	-	1,546,710
Preferred Stocks
Energy	14,774,843	-	-	14,774,843
Purchased Options Contracts	184,160	-	-	184,160
Short-Term Investments	12,860,237	-	-	12,860,237
Total Assets	$312,897,027	$71,233,006	$-	$384,130,033

Liabilities
Written Options Contracts	$2,279,265	$412,670	$-	$2,691,935

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 20.1%
	ENERGY – 18.7%
$17,800,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$18,289,500
8,700,000	CONSOL Energy, Inc. 5.875%, 4/15/2022[1]	8,700,000
	Kinder Morgan, Inc.
1,500,000	7.800%, 8/1/2031	1,930,905
2,925,000	7.750%, 1/15/2032	3,764,545
16,812,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	18,009,855
22,850,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	28,391,125
10,350,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 4/1/2019[1,3]	10,505,250
12,850,000	ONEOK, Inc. 7.500%, 9/1/2023[1]	15,441,845
20,250,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1,2]	20,047,500
10,475,000	QEP Resources, Inc. 6.875%, 3/1/2021	10,867,812
2,875,000	Rice Energy, Inc. 6.250%, 5/1/2022[1]	2,990,000
	Rose Rock Midstream LP / Rose Rock Finance Corp.
2,900,000	5.625%, 7/15/2022[1]	2,849,250
10,265,000	5.625%, 11/15/2023[1]	9,905,725
8,825,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	9,553,063
8,550,000	Williams Cos., Inc. 8.750%, 3/15/2032	10,944,000
		172,190,375
	UTILITIES – 1.4%
11,950,000	NRG Energy, Inc. 7.250%, 5/15/2026[1]	12,816,375

	TOTAL CORPORATE BONDS (Cost $175,466,215)	185,006,750

Number of Shares

	COMMON STOCKS – 53.4%
	ENERGY – 49.9%
2,814,500	Enbridge Energy Management LLC	40,556,938
977,128	Enbridge, Inc.[3]	39,075,349
3,201,671	EnLink Midstream LLC	54,588,491
430,720	EQT Corp.	26,851,085
2,092,118	Kinder Morgan, Inc.	40,440,641

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
375,277	NextEra Energy Partners LP	$15,558,984
926,894	ONEOK, Inc.	50,200,579
1,107,115	Pattern Energy Group, Inc. - Class A	27,810,729
835,525	Plains GP Holdings LP - Class A	18,782,602
1,818,957	Tallgrass Energy GP LP - Class A	48,893,564
1,056,239	Targa Resources Corp.	47,076,572
1,647,917	Williams Cos., Inc.	48,992,572
		458,828,106
	INDUSTRIAL – 1.0%
3,751,487	Teekay Offshore Partners LP3	8,665,935

	UTILITIES – 2.5%
1,258,312	NRG Yield, Inc. - Class C	23,278,772

	TOTAL COMMON STOCKS (Cost $499,721,933)	490,772,813

	MASTER LIMITED PARTNERSHIPS – 21.3%
	ENERGY – 20.9%
553,220	Buckeye Partners LP	31,638,652
1,439,872	DCP Midstream LP	46,234,290
1,416,930	Enable Midstream Partners LP	21,098,088
1,904,235	Energy Transfer Partners LP	36,199,507
1,276,075	MPLX LP	43,794,894
253,860	TC PipeLines LP	13,358,113
		192,323,544
	INDUSTRIAL – 0.4%
337,905	USD Partners LP	3,835,222

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $196,860,366)	196,158,766

	PREFERRED STOCKS – 3.8%

	ENERGY – 3.8%
944,800	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	35,000,116

	TOTAL PREFERRED STOCKS (Cost $32,137,611)	35,000,116

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	Energy Select Sector SPDR Fund
	Exercise Price: $61, Notional Amount: $67,039,000,
10,990	Expiration Date: September 15, 2017	340,690

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	SPDR S&P 500 ETF Trust
2,095	Exercise Price: $231.00, Notional Amount: $48,394,500, Expiration Date: September 15, 2017	$25,140
3,035	Exercise Price: $220.00, Notional Amount: $66,770,000, Expiration Date: October 20, 2017	109,260
3,035	Exercise Price: $220.00, Notional Amount: $66,770,000, Expiration Date: September 15, 2017	15,175

	TOTAL PUT OPTIONS (Cost $2,624,062)	490,265

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $2,624,062)	490,265

Number of Shares

	SHORT-TERM INVESTMENTS – 1.5%
14,056,317	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.87%[5]	14,056,317

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,056,317)	14,056,317

	TOTAL INVESTMENTS – 100.2% (Cost $920,866,504)	921,485,027
	Liabilities in Excess of Other Assets – (0.2)%	(1,705,284)

	TOTAL NET ASSETS – 100.0%	$919,779,743

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.7)%
	CALL OPTIONS – (0.7)%
	Enbridge, Inc.
	Exercise Price: $43, Notional Amount: $(21,211,750),
(4,991)	Expiration Date: January 19, 2018	$(324,415)
	EQT Corp.
	Exercise Price: $75, Notional Amount: $(29,910,000),
(3,988)	Expiration Date: January 19, 2018	(398,800)
	Kinder Morgan, Inc.
	Exercise Price: $21, Notional Amount: $(43,934,100),
(20,921)	Expiration Date: January 19, 2018	(836,840)
	ONEOK, Inc.
	Exercise Price: $60, Notional Amount: $(55,608,000),
(9,268)	Expiration Date: January 19, 2018	(973,140)

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Plains GP Holdings LP - Class A
	Exercise Price: $22, Notional Amount: $(18,381,000),
(8,355)	Expiration Date: November 17, 2017	$(1,127,925)
	Targa Resources Corp.
	Exercise Price: $48, Notional Amount: $(50,697,600),
(10,562)	Expiration Date: January 19, 2018	(1,531,490)
	Teekay Offshore Partners LP
	Exercise Price: $3, Notional Amount: $(8,613,000),
(28,710)	Expiration Date: November 17, 2017	(287,100)
	Williams Cos., Inc.
	Exercise Price: $32, Notional Amount: $(52,732,800),
(16,479)	Expiration Date: January 19, 2018	(988,740)

	TOTAL CALL OPTIONS (Proceeds $5,704,939)	(6,468,450)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $5,704,939)	$(6,468,450)

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $84,737,980.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 3 – Federal Income Taxes
At August 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

Cost of investments	$907,508,563

Gross unrealized appreciation	$116,011,428
Gross unrealized depreciation	(102,034,964)

Net unrealized appreciation	$13,976,464

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$172,190,375	$-	$172,190,375
Utilities	-	12,816,375	-	12,816,375
Common Stocks
Energy	458,828,106	-	-	458,828,106
Industrial	8,665,935	-	-	8,665,935
Utilities	23,278,772	-	-	23,278,772
Master Limited Partnerships
Energy	192,323,544	-	-	192,323,544
Industrial	3,835,222	-	-	3,835,222
Preferred Stocks
Energy	35,000,116	-	-	35,000,116
Purchased Options Contracts	490,265	-	-	490,265
Short-Term Investments	14,056,317	-	-	14,056,317
Total Assets	$736,478,277	$185,006,750	$-	$921,485,027

Liabilities
Written Options Contracts	$5,458,135	$1,010,315	$-	$6,468,450

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 72.1%
	ENERGY – 66.0%
36,720	Antero Midstream GP LP	$699,883
10,346	Enbridge Energy Management LLC	149,090
28,038	Enbridge, Inc.[1]	1,121,240
68,450	EnLink Midstream LLC	1,167,072
11,200	EQT Corp.	698,208
33,423	Kinder Morgan, Inc.	646,067
17,343	NextEra Energy Partners LP	719,041
19,515	ONEOK, Inc.	1,056,932
27,587	Pattern Energy Group, Inc. - Class A	692,985
25,153	Tallgrass Energy GP LP - Class A	676,113
20,737	Targa Resources Corp.	924,248
33,566	Williams Cos., Inc.	997,917
		9,548,796
	INDUSTRIAL – 1.4%
90,355	Teekay Offshore Partners LP1	208,720

	UTILITIES – 4.7%
36,634	NRG Yield, Inc. - Class C	677,729

	TOTAL COMMON STOCKS (Cost $9,102,743)	10,435,245

	MASTER LIMITED PARTNERSHIPS – 25.0%
	ENERGY – 20.3%
11,519	Andeavor Logistics LP	573,070
6,158	Buckeye Partners LP	352,176
14,612	DCP Midstream LP	469,191
31,448	Enable Midstream Partners LP	468,261
27,046	EnLink Midstream Partners LP	438,957
18,316	MPLX LP	628,605
		2,930,260
	UTILITIES – 4.7%
16,815	Western Gas Equity Partners LP	681,512

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,045,211)	3,611,772

	SHORT-TERM INVESTMENTS – 3.4%
491,197	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.87%[2]	491,197

	TOTAL SHORT-TERM INVESTMENTS (Cost $491,197)	491,197

	TOTAL INVESTMENTS – 100.5% (Cost $12,639,151)	14,538,214
	Liabilities in Excess of Other Assets – (0.5)%	(66,653)

	TOTAL NET ASSETS – 100.0%	$14,471,561

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Equity Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek total return. The Fund offers three classes of shares, Class A, Class C and Class I. All three share classes commenced investment operations on August 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

Note 3 – Federal Income Taxes
At August 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,397,238

Gross unrealized appreciation	$3,055,109
Gross unrealized depreciation	(914,133)

Net unrealized appreciation on investments	$2,140,976

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$10,435,245	$-	$-	$10,435,245
Master Limited Partnerships*	3,611,772	-	-	3,611,772
Short-Term Investments	491,197	-	-	491,197
Total Investments	$14,538,214	$-	$-	$14,538,214

*
All common stocks and master limited partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/17